Stock-Based Compensation Expense Related To ESPP, Stock Options And RSUs (Detail) (Stock Options And Restricted Stock Units, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	$ 1,206	$ 200
Cost of revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	29	5
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	69	18
Selling and Marketing Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	239	51
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	$ 869	$ 126